INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ 1,138	$ (408)	$ 1,578
Rate differential	334	104	(6)
Non-deductible income (expense)	(162)	(46)	(67)
Adjustments to prior year tax losses	1,097	(1,053)	45
Changes in valuation allowance	(2,868)	1,569	(63)
Other	312	(256)	(461)
Total income tax benefit (expense)	$ (149)	$ (90)	$ 1,026